Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Cash and cash equivalents	$ 947	$ 703
Restricted cash	70	71
Trade and other receivables	651	583
Prepaid expenses	29	31
Risk management assets	308	171
Inventory	167	238
Assets held for sale	25	105
Current assets	2,197	1,902
Investments	105	100
Long-term portion of finance lease receivable	185	228
Risk management assets	399	521
PP&E	5,320	5,822
Right-of-use assets	95	141
Intangible assets	256	313
Goodwill	463	463
Deferred income tax assets	64	51
Other assets	142	206
Total assets	9,226	9,747
Liabilities [abstract]
Accounts payable and accrued liabilities	689	599
Current portion of decommissioning and other provisions	48	59
Risk management liabilities	261	94
Current contract liabilities	19	1
Income taxes payable	8	18
Dividends payable	62	59
Current portion of long-term debt and finance lease obligations	844	105
Current liabilities	1,931	935
Credit facilities, long-term debt and lease liabilities	2,423	3,256
Exchangeable securities	735	730
Decommissioning and other provisions	779	614
Deferred income tax liabilities	354	396
Risk management liabilities	145	68
Non-current contract liabilities	13	14
Defined benefit obligation and other long-term liabilities	253	298
Equity
Issued capital, ordinary shares	2,901	2,896
Issued capital, preference shares	942	942
Contributed surplus	46	38
Deficit	(2,453)	(1,826)
Accumulated other comprehensive income	146	302
Equity attributable to shareholders	1,582	2,352
Non-controlling interests	1,011	1,084
Total equity	2,593	3,436
Total liabilities and equity	9,226	9,747
Gross carrying amount
Assets [abstract]
PP&E	13,389	13,398
Intangible assets	827	833
Liabilities [abstract]
Accounts payable and accrued liabilities	689
Dividends payable	62
Exchangeable securities	750
Accumulated depreciation
Assets [abstract]
PP&E	(8,069)	(7,576)
Intangible assets	$ (571)	$ (520)